Equity	9 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity
10.
EQUITY

As of June 30, 2026, the Company had 177,887,817 no par value ordinary shares outstanding. As of September 30, 2025 and June 30, 2025, the Company had 183,906,056 no par value ordinary shares outstanding.

Capital Reorganization

Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.

In addition, on October 10, 2023, the Company entered into the TRA with MidCo in consideration for the repurchase of 5,648,465 ordinary shares of the Company from MidCo, which were subsequently cancelled. Please refer to Note 13 – Tax Receivable Agreement for further details on the TRA.

Initial Public Offering

On October 13, 2023, the Company closed its IPO. Birkenstock issued and sold 10,752,688 ordinary shares at an initial public offering price of $46.00. As result of the IPO, the Company had 187,825,592 no par value ordinary shares outstanding. The total proceeds from the IPO available to Birkenstock, net of underwriting discounts and commissions but before expenses, amounted to $473.6 million (€450.0 million). The underwriting commission fees for the IPO totaled €19.8 million. The deferred offering costs, which were deducted from Share Premium as part of the IPO transaction, amounted to €3.0 million. The Company used the majority of the proceeds received from the IPO, together with cash on hand, to repay €100.0 million in aggregate principal amount of the loan outstanding under the agreement with AB-Beteiligungs GmbH (the "Vendor Loan") and $450.0 million (€423.8 million) in aggregate principal amount of borrowings outstanding under the USD-denominated facility under the Senior Term Facilities Agreement entered into by our subsidiary, Birkenstock Limited Partner S.à r.l., in April 2021 (the "Original USD Term Loan").

Secondary Offerings

In June and July 2024, the Company completed a secondary offering of 16,100,000 ordinary shares on behalf of MidCo ("selling shareholder") at a price of $54.00 per share and incurred €1.9 million in associated costs.

On May 30, 2025, the Company completed another secondary offering of 14,000,000 ordinary shares on behalf of MidCo at a price of $52.50 per share (the "May 2025 Secondary Offering"). On the same day, as part of this secondary offering, the underwriters exercised their option to purchase an additional 2,100,000 ordinary shares at $52.50 per share. This resulted in the sale of a total of 16,100,000 ordinary shares, which were held by the selling shareholder. The Company incurred €1.7 million in costs associated with the May 2025 Secondary Offering on behalf of MidCo. These costs were recorded in "General and administrative expenses".

The Company did not issue additional ordinary shares and did not receive any proceeds from the secondary offerings.

MidCo remains the Company's controlling shareholder after both secondary offerings.

Share Redemption

On May 30, 2025, in connection with the May 2025 Secondary Offering, the Company repurchased 3,927,344 ordinary shares by way of redemption from the underwriters ("Share Redemption"). The ordinary shares were repurchased at $50.93 per share, which equals the May 2025 Secondary Offering price per share, less underwriting discounts and commissions. The ordinary shares redeemed by the Company pursuant to the Share Redemption were subsequently cancelled and are no longer outstanding. The Share Redemption was recognized as a €176.4 million reduction to Share premium during the year ended September 30, 2025.

Accelerated Share Repurchase

On May 20, 2026, the Company entered into an accelerated share repurchase agreement (the "ASR Agreement") with Goldman Sachs International ("Goldman Sachs") for the repurchase of some of its ordinary shares. In accordance with the terms of the ASR Agreement, on May 21, 2026, the Company made a payment of $250.0 million (€215.5 million) to Goldman Sachs for 6,022,282 ordinary shares. The ordinary shares were delivered in tranches and subsequently cancelled during the three and nine months ended June 30, 2026. The accelerated share repurchase was completed on June 29, 2026, with an additional payment of $16.1 million (€14.2 million) made to Goldman Sachs on June 30, 2026, based on an agreed upon discount to the daily volume-weighted average price of the Company's ordinary shares during the term of the ASR Agreement.

The repurchased and immediately thereafter cancelled ordinary shares as well as the €0.2 million in directly attributable transactions costs were recognized as a reduction to Share premium during the three and nine months ended June 30, 2026. In addition to the repurchases of the ordinary shares, the ASR Agreement inherently included a forward contract indexed to the Company's own ordinary shares, which was initially accounted for as a financial instrument in the consolidated statements of financial position at fair value. As the agreement was settled as of June 30, 2026, the Company has no balance related to the financial instrument in its consolidated statements of financial position as of June 30, 2026. Changes in fair value of the financial instrument were recognized within the consolidated statements of comprehensive income. The subsequent €10.6 million decrease in fair value during the duration of the ASR Agreement was recognized in "Finance cost, net" during the three and nine months ended June 30, 2026.